Hyundai Auto Receivables Trust 2011-B
Monthly Servicing Report

Collection Period	December 2012
Distribution Date	01/15/13
Transaction Month	19
30/360 Days	30
Actual/360 Days	29

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	April 22, 2011
Closing Date:	May 18, 2011

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,057,739,792.32	59,025	4.54%	59.86
Original Adj. Pool Balance:	$1,010,117,970.23

		Dollar Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$204,000,000.00	19.286%	0.24828%	May 15, 2012
Class A-2 Notes	Fixed	$313,000,000.00	29.591%	0.59000%	March 17, 2014
Class A-3 Notes	Fixed	$277,000,000.00	26.188%	1.04000%	September 15, 2015
Class A-4 Notes	Fixed	$110,050,000.00	10.404%	1.65000%	February 15, 2017
Class B Notes	Fixed	$36,360,000.00	3.438%	2.27000%	February 15, 2017
Class C Notes	Fixed	$34,340,000.00	3.247%	2.86000%	March 15, 2017
Class D Notes	Fixed	$25,250,000.00	2.387%	3.51000%	November 15, 2017
Total Securities		$1,000,000,000.00	94.541%

Overcollateralization		$10,117,970.23	0.957%
YSOA		$47,621,822.09	4.502%
Total Original Pool Balance		$1,057,739,792.32	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$21,355,897.92	0.0682297	$-	-	$21,355,897.92
Class A-3 Notes	$277,000,000.00	1.0000000	$276,924,118.70	0.9997261	$75,881.30
Class A-4 Notes	$110,050,000.00	1.0000000	$110,050,000.00	1.0000000	$-
Class B Notes	$36,360,000.00	1.0000000	$36,360,000.00	1.0000000	$-
Class C Notes	$34,340,000.00	1.0000000	$34,340,000.00	1.0000000	$-
Class D Notes	$25,250,000.00	1.0000000	$25,250,000.00	1.0000000	$-
Total Securities	$504,355,897.92	0.5043559	$482,924,118.70	0.4829241	$21,431,779.22

Weighted Avg. Coupon (WAC)	4.52%		4.52%
Weighted Avg. Remaining Maturity (WARM)	42.24		41.36
Pool Receivables Balance	$547,702,996.80		$525,171,292.90
Remaining Number of Receivables	43,868		43,079

Adjusted Pool Balance	$524,558,257.32		$503,126,478.10

III. COLLECTIONS

Principal:
Principal Collections	$21,633,663.10
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$512,210.52
Total Principal Collections	$22,145,873.62

Interest:
Interest Collections	$1,993,798.03
Late Fees & Other Charges	$41,505.77
Interest on Repurchase Principal	$-
Total Interest Collections	$2,035,303.80

Collection Account Interest	$2,074.41
Reserve Account Interest	$500.34
Servicer Advances	$-

Total Collections	$24,183,752.17

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Hyundai Auto Receivables Trust 2011-B
Monthly Servicing Report

Collection Period	December 2012
Distribution Date	01/15/13
Transaction Month	19
30/360 Days	30
Actual/360 Days	29

IV. DISTRIBUTIONS

Total Collections	$24,183,752.17
Reserve Account Available	$5,050,589.85
Total Available for Distribution	$29,234,342.02

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$456,419.16		$456,419.16	$456,419.16
Collection Account Interest					$2,074.41
Late Fees & Other Charges					$41,505.77
Total due to Servicer					$499,999.34

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$10,499.98		$10,499.98
Class A-3 Notes		$240,066.67		$240,066.67
Class A-4 Notes		$151,318.75		$151,318.75

Total Class A interest:		$401,885.40		$401,885.40	$401,885.40

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$68,781.00		$68,781.00	$68,781.00

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$81,843.67		$81,843.67	$81,843.67

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$73,856.25		$73,856.25	$73,856.25

Available Funds Remaining:					$23,057,386.51

Reserve Account Release					$-
Reserve Account Draw					$-

9. Regular Principal Distribution Amount:					$21,431,779.22

	Distributable Amount	Paid Amount
Class A-1 Notes		$-
Class A-2 Notes		$21,355,897.92
Class A-3 Notes		$75,881.30
Class A-4 Notes		$-
Class A Notes Total:	$21,431,779.22	$21,431,779.22
Class B Notes Total:	$-	$-
Class C Notes Total:	$-	$-
Class D Notes Total:	$-	$-
Total Noteholders Principal	$21,431,779.22	$21,431,779.22

10. Required Deposit to Reserve Account	0.00

11. Trustee Expenses	0.00

12. Remaining Available Collections Released to Certificateholder	1,625,607.29

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$23,144,739.48
Beginning Period Amount	$23,144,739.48
Current Period Amortization	$1,099,924.68
Ending Period Required Amount	$22,044,814.80
Ending Period Amount	$22,044,814.80
Next Distribution Date Amount	$20,973,584.93

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Hyundai Auto Receivables Trust 2011-B
Monthly Servicing Report

Collection Period	December 2012
Distribution Date	01/15/13
Transaction Month	19
30/360 Days	30
Actual/360 Days	29

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$5,050,589.85
Beginning Period Amount	$5,050,589.85
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$5,050,589.85
Ending Period Amount	$5,050,589.85

VII. OVERCOLLATERALIZATION

Overcollateralization Target	2.00%
Overcollateralization Floor	2.00%

	Beginning	Ending	Target
Overcollateralization Amount	$20,202,359.40	$20,202,359.40	$20,202,359.40
Overcollateralization as a % of Original Adjusted Pool	2.00%	2.00%	2.00%
Overcollateralization as a % of Current Adjusted Pool	3.85%	4.02%	4.02%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.44%	42,407	98.10%	$515,215,731.81
30 - 60 Days	1.24%	533	1.50%	$7,879,815.37
61 - 90 Days	0.27%	115	0.33%	$1,739,240.88
91 + Days	0.06%	24	0.06%	$336,504.84
		43,079		$525,171,292.90
Total
Delinquent Receivables 61 + days past due	0.32%	139	0.40%	$2,075,745.72
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.27%	118	0.32%	$1,755,599.72
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.28%	127	0.35%	$2,009,997.45
Three-Month Average Delinquency Ratio	0.29%		0.36%

Repossession in Current Period		39		$646,232.30
Repossession Inventory		56		$459,055.92

Charge-Offs
Gross Principal of Charge-Off for Current Period				$898,040.80
Recoveries				$(512,210.52)
Net Charge-offs for Current Period				$385,830.28

Beginning Pool Balance for Current Period				$547,702,996.80

Net Loss Ratio				0.85%
Net Loss Ratio for 1st Preceding Collection Period				0.72%
Net Loss Ratio for 2nd Preceding Collection Period				0.95%
Three-Month Average Net Loss Ratio for Current Period				0.84%

Cumulative Net Losses for All Periods				$5,461,316.75
Cumulative Net Losses as a % of Initial Pool Balance				0.52%

Principal Balance of Extensions				$3,490,933.17
Number of Extensions				223

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